Net Defined Benefits Liability (Asset)	12 Months Ended
Dec. 31, 2017
Disclosure of defined benefit plans [Abstract]
Net Defined Benefits Liability (Asset)

24. NET DEFINED BENEFIT LIABILITY (ASSET)

The characteristics of the Group’s defined benefit retirement pension plans characteristics are as follows:

Employees and directors with one or more years of service are entitled to receive a payment upon retirement of their employment, based on their length of service and rate of pay at the time of retirement. The assets of the plans are measured at their fair value at the end of reporting date. The plan liabilities are measured using the projected unit method, which takes account of projected earnings increases, using actuarial assumptions that give the best estimate of the future cash flows that will arise under the plan liabilities.

The Group is exposed to various risks through defined benefit retirement pension plan, and the most significant risks are as follows:

Volatility of Asset

The defined benefit obligation was estimated with a discount rate which is calculated based on the yield of blue chip corporate bonds in Korea. A deficit may occur if the rate of return on plan assets falls short of the discount rate. The plan assets include equity instruments and are exposed to the related volatility and risks.

Decrease in Yield of Blue Chip Bonds

A decrease in yield of blue chip bonds may result in increase in defined benefit liability although the increase in the value of some debt securities in the defined benefit plan would set it off partially.

Risk of Inflation

Defined benefit obligations are correlated to the inflation rate; the higher the inflation rate is, the more the liabilities are recognized mainly due to the fact that inflation rate would result in increase of employee salary growth rate. As a result, a deficit may occur in the plan. However, the plan assets are less impacted since the plan assets consist of mainly debt securities with fixed rates and of equity instruments.

(1)	The net defined benefit liability(asset) is as follows (Unit: Korean Won in millions):

	December 31, 2016	December 31, 2017
Defined benefit obligation	984,381	1,071,170
Fair value of plan assets	(990,653)	(1,027,906)

Net defined benefit liability(asset)	(6,272)	43,264

The details of the net defined benefit liability (asset) per major subsidiaries as of December 31, 2017 is as follows:

	Woori Bank Co, Ltd.	Woori Card	Woori FIS	Others	Total
Net Defined Benefit Asset		1,487			1,487
Net Defined Benefit Liability(*)	14,284		28,883	1,584	44,751

(*)	This number is before adjusting for internal transaction. As most entities other than Woori Bank Co, Ltd, deposit their plan asset to Woori Bank, adjusting internal transaction, the Group’s plan asset should be decreased by 43,113 million Won.

(2)	Changes in the carrying value of defined benefit obligation are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2015	For the year ended December 31, 2016	For the year ended December 31, 2017
Beginning balance	683,961	901,219	984,381
Current service cost	132,710	153,660	146,750
Interest expense	21,377	24,326	26,629
Remeasurements	97,730	(52,402)	(20,389)
Foreign currencies translation adjustments	(8)	80	(279)
Retirement benefit paid	(26,516)	(34,346)	(55,552)
Curtailment or settlement	(8,231)	(9,536)	(10,928)
Others	196	1,380	558

Ending balance	901,219	984,381	1,071,170

(3)	Changes in the plan assets are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2015	For the year ended December 31, 2016	For the year ended December 31, 2017
Beginning balance	608,370	801,528	990,653
Interest income	21,965	25,038	30,601
Remeasurements	(5,444)	(7,304)	(14,125)
Employer’s contributions	229,069	226,752	43,114
Retirement benefit paid	(22,860)	(33,341)	(51,877)
Curtailment or liquidation	(8,240)	(9,198)	(11,052)
Others	(21,332)	(12,822)	40,592

Ending balance	801,528	990,653	1,027,906

(4)	Plan assets wholly consist of time deposits as of December 31, 2016 and 2017, respectively. Among plan assets, realized returns on plan assets amount to 16,521 million Won, 17,734 million Won, and 16,476 million Won for the years ended December 31, 2015, 2016 and 2017, respectively. Meanwhile, the contribution expected to be paid in the subsequent accounting year amounts to 125,818 million Won.

(5)	The various plans are funded, with the relevant employers being responsible for their management. The Bank is responsible for around 92.4% of the Group’s defined benefit obligation as of December 31, 2017, and expects to make contributions to the plans amounting to 125,818 million Won during the year ended December 31, 2018. The expected contribution is calculated by actuaries based on prudent assessments of the amounts needed to fund the plans in accordance with local regulations.

(6)	The analysis for the maturity, which is not discounted, of the defined benefit obligation of the Bank based on current wages is as following(Unit: Korean Won in millions):

	December 31, 2016	December 31, 2017
Less than 1 year	48,132	53,718
1 year ~ less than 2 years	60,316	70,962
2 years ~ less than 5 years	159,238	156,561
5 years ~ less than 10 years	214,650	258,642
More than 10 years	436,417	449,738

As of December 31, 2017, the estimated average period until the commencement of payment is around 12.7 years.

(7)	Current service cost, net interest expense (income), past service cost, loss (gain) on the curtailment or settlement, and loss (gain) due to remeasurements recognized in the consolidated statements of net income and total comprehensive income are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2015	For the year ended December 31, 2016	For the year ended December 31, 2017
Current service cost	132,710	153,660	146,750
Net interest income	(588)	(712)	(3,972)
Gain (loss) on the curtailment or settlement	9	(339)	124

Cost recognized in net income	132,131	152,609	142,902
Remeasurements(*)	103,174	(45,098)	(6,264)

Cost recognized in total comprehensive income	235,305	107,511	136,638

(*)	This is an amount before considering the tax effects.

Recognized retirement benefit service costs related to defined contribution plans are 3,623 million Won, 3,747 million Won and 3,946 million Won for the years ended December 31, 2015, 2016 and 2017, respectively.

(8)	Key actuarial assumptions used in defined benefit liability assessment are as follows:

	December 31, 2015	December 31, 2016	December 31, 2017
Discount rate	2.83%	2.85%	3.18%
Future wage growth rate	6.35%	6.05%	6.18%
Retirement rate	Experience rate for each employment classification	Experience rate for each employment classification	Experience rate for each employment classification
Mortality rate	Issued by Korea Insurance Development Institute	Issued by Korea Insurance Development Institute	Issued by Korea Insurance Development Institute

(9)	The sensitivity to actuarial assumptions used in the assessment of defined benefit obligation is as follows (Unit: Korean Won in millions):

		Change of defined benefit obligation as of
		December 31, 2016	December 31, 2017
Discount rate	Increase by 1% point	(107,203)	(116,405)
	Decrease by 1% point	125,395	137,151
Future wage growth rate	Increase by 1% point	124,766	136,707
	Decrease by 1% point	(108,344)	(117,765)